December 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock Private Investments Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
December 31, 2024
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value
Private Equity Investments
Direct Investments — 63.9%(a)(b)(c)
Aerospace & Defense — 3.2%
Sierra Space Corp.
Series A Preferred Shares (Acquired 12/01/21, Cost: $1,582,326)	157,964	$ 1,697,827
Series B Preferred Shares (Acquired 09/22/23, Cost: $64,445)	5,768	61,996
Yellowstone Ultimate Holdings LP (Acquired 11/08/22, Cost: $5,095,482)	— (d)	7,054,430
		8,814,253
Automobile Components — 0.8%
PACP Carta Co-Invest, LP (Acquired 05/24/24, Cost: $2,231,119)	— (d)	2,247,738
Biotechnology — 1.4%
Lotus Co-Invest LP (Acquired 10/31/22, Cost: $2,659,796)	— (d)	3,974,885
Broadline Retail — 1.2%
Attentive Mobile, Inc.
Common Shares (Acquired 04/16/21, Cost: $2,181,218)	74,536	2,817,461
Series A1 Preferred Shares (Acquired 04/16/21, Cost: $595,026)	13,033	492,648
Series B Preferred Shares (Acquired 04/16/21, Cost: $94,643)	2,073	78,359
		3,388,468
Chemicals — 2.1%
PSP AGFS Co-Investment Fund III, LP (Acquired 11/22/23, Cost: $5,706,534)	— (d)	5,817,532
Commercial Services & Supplies — 3.2%
Horizon Co-Investment, LP (Acquired 06/10/22, Cost: $1,786,032)(e)	— (d)	1,938,432
NP Salon Co-Investment LP I (Acquired 04/08/21, Cost: $2,000,000)	— (d)	1,604,538
STAR Victor Co-investment LP (Acquired 09/13/24, Cost: $5,273,038)	— (d)	5,273,038
		8,816,008
Construction & Engineering — 1.8%
Lindsay Goldberg - Torrey Co-Inv. LP (Acquired 08/28/24, Cost: $4,768,753)	— (d)	4,993,271
Consumer Finance — 1.6%
Campus Co-Investment, LP (Acquired 03/12/24, Cost: $2,606,042)	— (d)	4,296,824
Diversified Consumer Services — 3.1%
TPG Eternal Co-Invest II, LP (Acquired 11/14/23, Cost: $4,122,016)(e)	— (d)	4,088,573
Vistria Soliant Holdings, LP (Acquired 07/17/24, Cost: $4,372,048)	— (d)	4,415,769
		8,504,342
Entertainment — 3.4%
Aleph Infinity Investors 2 LP (Acquired 04/28/22, Cost: $4,792,321)	— (d)	4,639,374
RB Rouge Co-Invest B LP (Acquired 03/30/21, Cost: $2,995,956)	— (d)	4,653,334
		9,292,708
Security		Shares/ Par (000)	Value
Financial Services — 2.1%
Aquiline Madonna Co-Invest LP (Acquired 10/18/24, Cost: $5,934,740)		— (d)	$ 5,767,143
Food Products — 1.5%
IK IX Luxco 15 Sàrl
Interest Free Shareholder Loan (Acquired 10/20/23, Cost: $15,170)	EUR	15	20,559
Preference Shares (Acquired 10/20/23, Cost: $3,710,476)		261,065	4,119,822
			4,140,381
Health Care Equipment & Supplies — 0.1%
Chiaro Technology Ltd.
Class C Ordinary Shares (Acquired 07/28/21, Cost: $2,033,806)		295,449	180,543
Class CC Ordinary Shares (Acquired 10/25/22, Cost: $221,729)		39,792	24,316
			204,859
Health Care Providers & Services — 9.1%
Atlas Co-Investment Fund 2 LP (Acquired 06/30/21, Cost: $946,674)		— (d)	953,189
C-Bridge Investment Yaneng Ltd. (Acquired 12/16/21, Cost: $3,183,687)		— (d)	3,162,993
Charme - Animalia Coinvestment Fund (Acquired 06/27/24, Cost: $3,528,412)		— (d)	3,303,604
Pacific Avenue Emerald Continuation Fund (A) LP (Acquired 07/30/21, Cost: $2,035,590)		— (d)	3,309,621
Romulus Intermediate Holdings 1, Inc., Series A Preferred Shares (Acquired 11/15/23, Cost: $11,760,000)		12,000	13,999,813
			24,729,220
Health Care Technology — 5.7%
Thirty Madison, Inc.
Promissory Note, 2.37%, 07/12/25 (Acquired 08/12/22, Cost: $1,429,433)(f)	USD	2,038	1,507,798
Warrant, expires 07/12/25, Strike Price USD 0.01 (Acquired 08/12/22, Cost: $608,808)		1	1,459,930
VCF Compass Co-Investor Holdings LP (Acquired 04/25/24, Cost: $12,435,738)		— (d)	12,488,747
			15,456,475
Household Durables — 0.8%
SL Riviera Investors 2021 LP (Acquired 04/14/21, Cost: $2,078,007)		— (d)	2,074,159
IT Services — 4.2%
TPG Arkady Co-Invest, LP (Acquired 08/23/24, Cost: $3,332,518)(e)		— (d)	3,450,316
Vestar Capital Partners Rainforest, LP (Acquired 04/09/24, Cost: $5,695,974)		— (d)	7,899,997
			11,350,313
Personal Care Products — 1.6%
Bluegem III Co-Invest A, SCSp (Acquired 06/26/24, Cost: $1,090,808)		— (d)	1,021,918
PAI MMF Master Sàrl SICAV-RAIF (Acquired 06/18/24, Cost: $3,332,377)		— (d)	3,236,732
			4,258,650
Pharmaceuticals — 1.0%
Epione Co-Investment LP (Acquired 10/10/24, Cost: $2,921,556)		— (d)	2,727,734

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Par (000)	Value
Semiconductors & Semiconductor Equipment — 1.3%
Groq, Inc., Series D Preferred Shares (Acquired 08/01/24, Cost: $3,683,350)	229,091	$ 3,700,444
Software — 13.6%
16057349 Canada, Inc., Series F-1 Preferred Shares (Acquired 06/18/24, Cost: $3,340,572)	95,986	3,340,572
Acronis AG, Series E Preferred Shares (Acquired 04/06/22, Cost: $1,687,277)	20,378	2,048,380
BCP VI Central Co-Invest LP (Acquired 07/05/23, Cost: $7,885,099)	— (d)	14,357,782
Ecovadis S.A.S.
Ordinary Shares (Acquired 10/04/22, Cost: $1,517,650)	6,350	2,617,370
Series A Preferred Shares (Acquired 10/04/22, Cost: $568,820)	2,380	980,998
Series B Preferred Shares (Acquired 10/04/22, Cost: $186,420)	780	321,505
Flexe, Inc., Series D Preferred Shares (Acquired 06/14/22, Cost: $1,719,347)	84,056	1,634,133
Motive with Co-Investment, LP (Acquired 05/31/24, Cost: $4,037,540)	— (d)	5,175,133
Project CS Co-Invest Fund, LP (Acquired 02/24/23, Cost: $2,855,323)	— (d)	3,861,421
Stripe, Inc., Series I Preferred Shares (Acquired 03/20/23, Cost: $1,962,273)	97,460	2,675,277
		37,012,571
Transportation Infrastructure — 1.1%
BW Phoenix Co-Invest, LP (Acquired 05/17/24, Cost: $2,932,950)	— (d)	2,963,497
Total Direct Investments — 63.9%		174,531,475

	Shares
Primary Investments — 0.6%(a)(b)(c)
Diversified — 0.6%
Grotech Ventures IV, LP (Acquired 10/11/22, Cost: $176,784)	— (d)	162,910
Providence Equity Partners IX-A S.C.Sp. (Acquired 01/26/24, Cost: $1,332,251)	— (d)	1,342,698
Total Primary Investments — 0.6%		1,505,608
Secondary Investments — 21.7%(a)(c)
Commercial Services & Supplies(b) — 0.1%
Amberjack Capital Feeder Fund B LP (Acquired 12/01/21, Cost: $17,014)	— (d)	71,693
Platinum Equity Continuation Fund LP (Acquired 12/16/21, Cost: $1,717,529)	— (d)	251,640
		323,333
Diversified — 11.5%
GA Atlas, LP (Acquired 03/22/22, Cost: $2,974,495)(b)	— (d)	2,352,296
Grotech Ventures III, LP (Acquired 09/30/22, Cost: $1,503,102)(b)	— (d)	1,393,631
Inovia Continuity Fund I, LP (Acquired 09/17/21, Cost: $2,089,671)(b)	— (d)	2,113,297
Palladium Equity Partners IV CF LP (Acquired 12/12/23, Cost: $3,805,310)(b)	— (d)	6,692,912
Pamlico Capital III Continuation Fund, LP (Acquired 01/27/23, Cost: $3,074,708)(b)	— (d)	4,301,093
Security	Shares	Value
Diversified (continued)
Providence Equity Partners VII LP (Acquired 09/28/23, Cost: $3,217,232)(b)	— (d)	$ 2,590,175
Providence Equity Partners VII-A LP (Acquired 09/28/23, Cost: $3,346,985)(b)	— (d)	2,693,614
Roark Capital Partners CF LP (Acquired 08/26/22, Cost: $2,631,225)	— (d)	4,210,797
STG Alternative Investments SCA SICAV RAIF Sub Fund E (Acquired 10/01/21, Cost: $2,607,382)(b)	— (d)	5,003,896
		31,351,711
Electronic Equipment, Instruments & Components — 1.7%
Behrman Capital Micross CF LP (Acquired 02/24/22, Cost: $2,704,272)(b)	— (d)	4,600,951
Energy Equipment & Services — 0.0%
Amberjack Capital Feeder Fund Cayman LP (Acquired 12/01/21, Cost: $72,623)	— (d)	96,166
Food Products(b) — 2.7%
CREO Capital Partners V-A LP (Acquired 09/20/21, Cost: $2,365,985)	— (d)	3,460,302
Kohlberg TE Investors VII CV LP (Acquired 07/13/21, Cost: $3,136,994)	— (d)	3,862,134
		7,322,436
Health Care Providers & Services — 2.8%
Zenyth Partners Continuation Fund, LP (Acquired 09/29/22, Cost: $5,031,019)(b)	— (d)	7,810,184
Software — 1.6%
Rubicon Continuation Fund LP (Acquired 11/12/24, Cost: $4,068,028)(b)	— (d)	4,365,409
Trading Companies & Distributors — 1.3%
Bain Capital Empire Holdings, LP (Acquired 10/27/22, Cost: $3,413,347)(b)	— (d)	3,484,343
Total Secondary Investments — 21.7%		59,354,533
Total Private Equity Investments — 86.2% (Cost: $200,884,875)		235,391,616

	Par (000)
Asset-Backed Securities
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.02%, 10/22/34(g)(h)	$1,000	1,001,500
CIFC Funding Ltd., Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.06%, 10/15/34(g)(h)	1,000	1,001,636
Elmwood CLO IX Ltd., Series 2021-2A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.01%, 07/20/34(g)(h)	1,000	1,001,726
Flatiron CLO Ltd., Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.92%), 6.44%, 05/20/36(g)(h)	1,000	1,005,904
Generate CLO Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 6.25%, 04/22/37(g)(h)	1,000	1,004,356
Neuberger Berman Loan Advisers CLO Ltd., Series 2021- 43A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.04%, 07/17/35(g)(h)	1,000	1,002,496
Palmer Square CLO Ltd., Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.17%, 11/15/36(g)(h)	1,000	1,004,799
Sycamore Tree CLO Ltd.(g)(h)
Series 2023-3A, Class A1R, (3-mo. CME Term SOFR + 1.65%), 6.27%, 04/20/37	1,000	1,006,404
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Asset-Backed Securities (continued)
Sycamore Tree CLO Ltd.(g)(h) (continued)
Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.04%, 04/20/36	$1,000	$ 1,001,247
Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 6.87%, 04/20/36	1,000	1,007,031
Warwick Capital CLO Ltd., Series 2023-1A, Class B, (3-mo. CME Term SOFR + 2.80%), 7.42%, 10/20/36(g)(h)	1,000	1,011,099
Total Asset-Backed Securities — 4.1% (Cost: $10,945,099)		11,048,198
Corporate Bonds
Building Materials — 0.1%
Standard Industries, Inc., 4.75%, 01/15/28(h)	324	310,068
Commercial Services & Supplies(h) — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/26	191	190,893
United Rentals North America, Inc., 6.00%, 12/15/29	132	133,172
		324,065
Consumer Finance — 0.1%
Block, Inc., 2.75%, 06/01/26	210	202,356
Diversified REITs — 0.1%
Iron Mountain, Inc., 7.00%, 02/15/29(h)	162	165,526
SBA Communications Corp., 3.13%, 02/01/29	225	203,093
		368,619
Diversified Telecommunication Services — 0.0%
Level 3 Financing, Inc., 11.00%, 11/15/29(h)	8	8,611
Electric Utilities(h) — 0.1%
Clearway Energy Operating LLC, 4.75%, 03/15/28	347	142,643
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28	163	152,984
		295,627
Financial Services — 0.1%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(h)	154	146,118
Food Products(h) — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28	137	136,435
Lamb Weston Holdings, Inc., 4.13%, 01/31/30	133	121,606
		258,041
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28(h)	163	155,584
Health Care Providers & Services — 0.1%
IQVIA, Inc., 5.00%, 10/15/26(h)	208	205,198
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(h)	81	76,474
Internet Software & Services(h) — 0.2%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27	118	115,908
Match Group Holdings II LLC, 4.63%, 06/01/28	333	317,111
		433,019
Security	Par (000)	Value
Machinery — 0.0%
Regal Rexnord Corp., 6.05%, 04/15/28	$135	$ 137,311
Media(h) — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28	291	280,493
Sirius XM Radio, Inc., 5.00%, 08/01/27	148	143,934
		424,427
Metals & Mining(h) — 0.2%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27	215	210,988
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29	165	164,831
Novelis Corp., 3.25%, 11/15/26	209	199,074
		574,893
Oil, Gas & Consumable Fuels — 0.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(h)	25	24,884
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(h)	33	33,390
Semiconductors & Semiconductor Equipment — 0.1%
Entegris, Inc., 4.75%, 04/15/29(h)	218	208,737
Software — 0.0%
Clarivate Science Holdings Corp., 3.88%, 07/01/28(h)	82	76,387
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman, 8.25%, 12/15/29	150	159,824
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 4.88%, 05/15/26(h)	119	117,152
Total Corporate Bonds — 1.7% (Cost: $4,800,458)		4,540,785
Floating Rate Loan Interests(g)
Aerospace & Defense — 0.2%
Barnes Group, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 09/03/30	48	48,359
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31	98	98,338
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31	38	38,081
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 02/28/31	264	264,227
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/19/32	37	36,965
		485,970
Automobile Components — 0.1%
Allison Transmission, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.19%, 03/13/31	48	48,246
Clarios Global LP, 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.86%, 05/06/30	97	97,291
		145,537
Building Materials — 0.2%
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 09/19/31	38	38,024

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 08/04/31	$54	$ 54,002
Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.93%, 05/31/30	109	109,275
JELD-WEN, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.11%), 6.47%, 07/28/28	36	35,797
Quikrete Holdings, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.61%, 03/19/29	83	83,062
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 04/02/29(a)	47	48,089
Summit Materials LLC, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.15%, 01/12/29	42	41,797
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.47%, 10/04/28	48	48,524
		458,570
Building Products — 0.1%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/19/28	153	153,134
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.61%, 05/12/30	128	128,320
		281,454
Capital Markets — 0.1%
CPI Holdco B LLC, 2024 Incremental Term Loan B, 05/17/31(i)	44	43,945
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.40%, 12/15/31	57	56,545
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 10/21/31	32	32,100
		132,590
Chemicals — 0.2%
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 12/20/29	79	79,263
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.84%, 06/12/31	85	85,373
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 12/18/30	107	107,231
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.36%, 02/15/30	26	25,756
INEOS Enterprises Holdings U.S. Finco LLC, 2023 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR + 3.85%), 8.36%, 07/08/30	59	59,474
INEOS Quattro Holdings U.K. Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.61%, 10/01/31(a)	35	35,306
Security	Par (000)	Value
Chemicals (continued)
INEOS U.S. Finance LLC
2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.60%), 6.96%, 11/08/28	$97	$ 97,190
2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 02/18/30	58	57,626
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 11/21/31(a)	40	40,100
		587,319
Commercial Services & Supplies — 0.4%
Albion Financing 3 SARL, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.10%, 08/16/29	31	31,024
APi Group DE, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 01/03/29	80	79,983
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.22%, 08/06/27	141	139,809
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.27%, 10/16/31	101	101,821
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/31/31	144	144,209
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 11/24/28	134	134,415
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.11%, 01/31/31	59	58,491
Prime Security Services Borrower LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.52%, 10/13/30	54	53,814
Reworld Holding Corp., 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.02%, 11/30/28	51	51,177
Trans Union LLC, 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 06/24/31	233	232,636
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.76%, 02/22/31	43	43,252
WEX, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 03/31/28	50	49,803
		1,120,434
Construction & Engineering — 0.0%
AECOM, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 04/18/31	61	61,176
Consumer Finance — 0.0%
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.36%, 05/19/31	71	70,620
Diversified REITs — 0.0%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/25/31	120	119,524
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services — 0.1%
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.37%, 10/24/30	$91	$ 91,166
Level 3 Financing, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/29	14	14,378
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/30	14	14,480
Viasat, Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 9.06%, 05/30/30	10	8,798
		128,822
Electric Utilities — 0.1%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 07/31/30	107	106,264
Hamilton Projects Acquiror LLC, 2024 Term Loan B, 0.00%, 05/22/31	15	14,684
Hamilton Projects Acquiror, LLC, 2024 1st Lien Term Loan B, 05/22/31(i)	15	14,963
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 04/16/31	100	100,314
Talen Energy Supply LLC, 2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.02%, 12/11/31	8	8,020
Thunder Generation Funding LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 10/03/31	11	11,031
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 6.11%, 12/20/30	30	29,948
		285,224
Electrical Equipment — 0.0%
Generac Power Systems, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.34%, 07/03/31(a)	33	33,345
Vertiv Group Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.19%, 03/02/27	91	90,422
		123,767
Electronic Equipment, Instruments & Components — 0.0%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.09%, 06/20/31	36	35,865
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1- mo. CME Term SOFR + 2.86%), 7.22%, 07/31/28	31	31,739
		67,604
Entertainment — 0.4%
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.61%, 02/06/31	67	67,511
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 02/06/30	124	123,738
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.10%), 6.46%, 03/17/28(a)	73	73,315
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 09/30/31	66	66,052
2024 Term Loan B2, 09/10/31(i)	33	32,955
Security	Par (000)	Value
Entertainment (continued)
Flutter Entertainment PLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/30/30	$67	$ 67,178
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.63%, 04/14/29	107	107,011
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 05/03/29	95	95,136
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 12/04/31	73	72,721
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/01/31	22	21,924
UFC Holdings, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.77%, 11/21/31	52	52,225
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.34%, 01/24/31	191	190,427
		970,193
Environmental, Maintenance & Security Service — 0.1%
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 10/09/28	94	94,455
GFL Environmental, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.61%, 07/03/31	62	61,912
Reworld Holding Corp
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.70%, 11/30/28	74	74,492
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.70%, 11/30/28	6	5,723
Reworld Holding Corp., 2024 1st Lien Term Loan C, (1- mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.02%, 11/30/28	3	2,811
		239,393
Financial Services — 0.1%
Castlelake Aviation One LLC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 10/22/27	19	18,662
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 10/22/26	73	73,355
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/05/28	69	69,699
		161,716
Food Products — 0.2%
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 06/22/30	158	158,937
Froneri U.S., Inc., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 09/17/31	148	148,223

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.97%, 11/12/29	$48	$ 47,531
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 10/03/31	93	93,475
		448,166
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/10/31	167	166,255
Health Care Equipment & Supplies — 0.0%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.46%, 11/08/27	3	2,852
Insulet Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 08/04/31	27	26,988
		29,840
Health Care Providers & Services — 0.0%
Concentra Health Services, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 07/28/31(a)	54	54,202
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/03/28	36	36,647
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/03/28	9	9,131
		99,980
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/18/30	59	58,650
Hotels, Restaurants & Leisure — 0.3%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 09/20/30	150	148,609
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.11%, 08/08/27	15	15,578
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.11%, 11/30/29	79	78,720
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.09%, 11/08/30	201	201,881
Life Time, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.03%, 11/05/31	13	13,036
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.38%, 03/14/31	113	113,199
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 05/24/30	182	181,914
		752,937
Security	Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.0%
Talen Energy Supply LLC, 2024 Incremental Term Loan B, 12/11/31(i)	$8	$ 8,020
Insurance — 0.0%
Ryan Specialty Group LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/15/31	100	100,250
Internet Software & Services — 0.1%
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 09/12/29	164	163,762
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.11%, 05/30/31	29	28,817
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 11/09/29	140	139,944
Hoya Midco LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.59%, 02/03/29	20	20,074
		352,597
IT Services — 0.1%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/29/31	108	107,550
ASGN, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 08/30/30	12	11,909
CACI International, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.29%, 10/30/31	20	20,013
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 08/31/28	139	139,157
World Wide Technology Holding Co. LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.69%, 03/01/30(a)	15	15,463
		294,092
Machinery — 0.0%
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.09%, 03/15/30	54	54,850
Doosan Bobcat North America, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 04/20/29	63	62,911
John Bean Technologies Corp.(i)	11	10,972
		128,733
Media — 0.0%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.59%, 12/07/30	36	35,377
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.78%, 12/15/31	25	25,000
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 6.97%, 09/01/28	27	27,195
		87,572
Metals & Mining — 0.0%
Advanced Drainage Systems, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 6.90%, 07/31/26	52	52,767
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels — 0.1%
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.09%, 10/04/30	$29	$ 29,424
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 6.42%, 01/31/28	63	63,410
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.51%, 10/05/28	81	81,165
WhiteWater DBR HoldCo LLC, 1st Lien Term Loan B, 03/03/31(i)	27	27,042
Whitewater Whistler Holdings LLC, 2024 Refinancing Term Loan, 0.00%, 02/15/30	61	60,746
		261,787
Paper & Forest Products — 0.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.21%, 09/07/27	91	91,348
Passenger Airlines — 0.1%
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 03/21/31	105	105,564
American Airlines, Inc., 2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.96%, 06/04/29	86	86,202
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.63%, 02/22/31	82	81,976
		273,742
Pharmaceuticals — 0.2%
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.40%, 08/01/27	119	119,471
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 05/05/28	170	170,324
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 10/27/28	53	53,068
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.62%, 05/19/31	56	55,799
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 04/20/29	53	53,352
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 08/01/31	40	40,216
		492,230
Professional Services — 0.1%
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 04/28/28	182	181,829
Real Estate Management & Development(a) — 0.0%
Cushman & Wakefield U.S. Borrower, LLC
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 01/31/30	59	58,666
2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 01/31/30	16	16,120
		74,786
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.1%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 07/06/29	$20	$ 19,737
MKS Instruments, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.59%, 08/17/29	136	136,208
		155,945
Software — 0.2%
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.35%), 6.68%, 05/24/29	22	22,579
Dayforce, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.09%, 02/26/31(a)	63	62,998
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.60%, 01/18/29	102	102,246
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/27/28	170	170,198
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.22%, 03/13/28	96	95,996
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/09/31	123	123,614
ZoomInfo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 02/28/30	10	9,882
		587,513
Specialty Retail — 0.0%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/11/28	98	97,218
Sally Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 02/28/30	30	30,428
		127,646
Textiles, Apparel & Luxury Goods — 0.1%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.59%, 12/21/28	115	115,713
Crocs, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.58%, 02/19/29	48	47,903
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.72%, 11/24/28(a)	26	26,087
		189,703
Trading Companies & Distributors — 0.1%
Core & Main LP, 2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.38%, 02/09/31	83	83,602

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trading Companies & Distributors (continued)
Gates Corp.
2022 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.11%, 11/16/29	$73	$ 73,330
2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.11%, 06/04/31	98	97,852
		254,784
Total Floating Rate Loan Interests — 3.9% (Cost: $10,683,159)		10,711,085
Total Long-Term Investments — 95.9% (Cost: $227,313,591)		261,691,684

	Shares
Short-Term Securities
Money Market Funds — 5.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36%(j)(k)	14,450,355	14,450,355
Total Short-Term Securities — 5.3% (Cost: $14,450,355)		14,450,355
Total Investments — 101.2% (Cost: $241,763,946)		276,142,039
Liabilities in Excess of Other Assets — (1.2)%		(3,150,678)
Net Assets — 100.0%		$ 272,991,361

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $235,391,616, representing 86.2% of its net assets as of period end, and an original cost of $200,884,875.

(d)	Investment does not issue shares.
(e)	Investment is held by a wholly-owned subsidiary.
(f)	Convertible security.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 1,225,782	$ 13,224,573 (a)	$ —	$ —	$ —	$ 14,450,355	14,450,355	$ 228,811	$ —

(a)	Represents net amount purchased (sold).
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
DoubleVerify Holdings, Inc.	At Termination	1-day SOFR minus 0.07%, 4.49%	At Termination	BNP Paribas SA	N/A	07/16/25	USD	1,256	$ 75,673	$ —	$ 75,673
Topgolf Callaway Brands Corp.	At Termination	1-day SOFR minus 0.07%, 4.49%	At Termination	BNP Paribas SA	N/A	07/16/25	USD	473	234,967	—	234,967
DoubleVerify Holdings, Inc.	At Termination	1-day SOFR minus 0.05%, 4.49%	At Termination	BNP Paribas SA	N/A	08/22/25	USD	79	3,290	—	3,290
Topgolf Callaway Brands Corp.	At Termination	1-day SOFR minus 0.05%, 4.49%	At Termination	BNP Paribas SA	N/A	08/22/25	USD	190	65,359	—	65,359
									$ 379,289	$ —	$ 379,289
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Private Investments Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Private Equity Investments
Direct Investments	$ —	$ —	$ 174,531,475	$ 174,531,475
Primary Investments	—	—	1,505,608	1,505,608
Secondary Investments	—	—	59,354,533	59,354,533
Asset-Backed Securities	—	11,048,198	—	11,048,198
Corporate Bonds	—	4,540,785	—	4,540,785
Floating Rate Loan Interests	—	10,186,648	463,691	10,650,339
Short-Term Securities
Money Market Funds	14,450,355	—	—	14,450,355
Long-Term Investments
Floating Rate Loan Interests	—	60,746	—	60,746
	$14,450,355	$25,836,377	$235,855,307	$276,142,039
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 379,289	$ —	$ 379,289

(a)	Derivative financial instruments are swaps contracts. Swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Direct Investments	Primary Investments	Secondary Investments	Floating Rate Loan Interests	Total
Assets
Opening balance, as of March 31, 2024	$ 98,645,279	$ 740,863	$ 60,050,699	$ 275,724	$ 159,712,565
Transfers into Level 3	—	—	—	162,766	162,766
Transfers out of Level 3	—	—	—	(80,067)	(80,067)
Accrued discounts/premiums	—	—	—	(29)	(29)
Net realized gain (loss)	(1,998,888)	—	—	430	(1,998,458)
Net change in unrealized appreciation (depreciation)(a)	7,778,096	164,250	274,109	2,015	8,218,470

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Private Investments Fund

	Direct Investments	Primary Investments	Secondary Investments	Floating Rate Loan Interests	Total
Purchases	$ 71,061,764	$ 1,246,103	$ 4,946,608	$ 255,779	$ 77,510,254
Sales	(954,776)	(645,608)	(5,916,883)	(152,927)	(7,670,194)
Closing balance, as of December 31, 2024	$ 174,531,475	$ 1,505,608	$ 59,354,533	$ 463,691	$ 235,855,307
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024(a)	$ 8,158,949	$ 164,250	$ 274,109	$ 2,379	$ 8,599,687

(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $463,691. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Direct Investments	$174,531,475	Market	EBITDA Multiple	3.62x - 27.70x	13.13x
			EBIT Multiple	10.58x	—
			Revenue Multiple	0.15x - 15.38x	8.74x
			Volatility	30% -60%	49%
			Time to Exit	1.2 - 1.5 years	1.5 years
			Liquidity Discount	10%	—
			Book Value Multiple	2.95x	—
		Income	Discount	16% - 100%	30%

Primary Investments	1,505,608	Market	Market Adjustment Factor	1.00x - 1.01x	1.00x

Secondary Investments	59,354,533	Market	Market Adjustment Factor	0.97x - 1.00x	0.99x

	$235,391,616

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
DAC	Designated Activity Company
GO	General Obligation Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
Consolidated Schedule of Investments